RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Available for Sale and Balance Sheet Presentation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total Derivatives
Derivative Assets	$ 276	$ 197
Derivative Liabilities	(131)	(196)
Total Derivatives	145	1
Payments to settle interest rate hedge	(130)	0	$ 0
Total trading activity
Total Derivatives
Derivative Assets	207	179
Derivative Liabilities	(46)	(118)
Total Derivatives	161	61
Cash Flow Hedges
Total Derivatives
Derivative Assets	0	2
Derivative Liabilities	(84)	(76)
Total Derivatives	(84)	(74)
Fair Value Hedges
Total Derivatives
Derivative Assets		1
Derivative Liabilities		0
Total Derivatives		1
Net Investment Hedges
Total Derivatives
Derivative Assets	69	15
Derivative Liabilities	(1)	(2)
Total Derivatives	68	13
Other current assets
Total Derivatives
Derivative Assets	235	190
Other current assets | Total trading activity
Total Derivatives
Derivative Assets	188	179
Other current assets | Cash Flow Hedges
Total Derivatives
Derivative Assets	0	0
Other current assets | Fair Value Hedges
Total Derivatives
Derivative Assets		1
Other current assets | Net Investment Hedges
Total Derivatives
Derivative Assets	47	10
Other current assets | Commodities
Total Derivatives
Derivative Assets	13	118
Other current assets | Commodities | Commodities
Total Derivatives
Derivative Assets	13	118
Other current assets | Commodities | Cash Flow Hedges
Total Derivatives
Derivative Assets	0	0
Other current assets | Commodities | Fair Value Hedges
Total Derivatives
Derivative Assets		0
Other current assets | Commodities | Net Investment Hedges
Total Derivatives
Derivative Assets	0	0
Other current assets | Foreign exchange
Total Derivatives
Derivative Assets	222	71
Other current assets | Foreign exchange | Foreign exchange
Total Derivatives
Derivative Assets	175	61
Other current assets | Foreign exchange | Cash Flow Hedges
Total Derivatives
Derivative Assets	0	0
Other current assets | Foreign exchange | Fair Value Hedges
Total Derivatives
Derivative Assets		0
Other current assets | Foreign exchange | Net Investment Hedges
Total Derivatives
Derivative Assets	47	10
Other current assets | Interest rate
Total Derivatives
Derivative Assets		1
Other current assets | Interest rate | Interest rate
Total Derivatives
Derivative Assets		0
Other current assets | Interest rate | Cash Flow Hedges
Total Derivatives
Derivative Assets		0
Other current assets | Interest rate | Fair Value Hedges
Total Derivatives
Derivative Assets		1
Other current assets | Interest rate | Net Investment Hedges
Total Derivatives
Derivative Assets		0
Other long-term assets
Total Derivatives
Derivative Assets	41	7
Other long-term assets | Total trading activity
Total Derivatives
Derivative Assets	19	0
Other long-term assets | Cash Flow Hedges
Total Derivatives
Derivative Assets	0	2
Other long-term assets | Fair Value Hedges
Total Derivatives
Derivative Assets		0
Other long-term assets | Net Investment Hedges
Total Derivatives
Derivative Assets	22	5
Other long-term assets | Foreign exchange
Total Derivatives
Derivative Assets	41	5
Other long-term assets | Foreign exchange | Foreign exchange
Total Derivatives
Derivative Assets	19	0
Other long-term assets | Foreign exchange | Cash Flow Hedges
Total Derivatives
Derivative Assets	0	0
Other long-term assets | Foreign exchange | Fair Value Hedges
Total Derivatives
Derivative Assets		0
Other long-term assets | Foreign exchange | Net Investment Hedges
Total Derivatives
Derivative Assets	22	5
Other long-term assets | Interest rate
Total Derivatives
Derivative Assets		2
Other long-term assets | Interest rate | Interest rate
Total Derivatives
Derivative Assets		0
Other long-term assets | Interest rate | Cash Flow Hedges
Total Derivatives
Derivative Assets		2
Other long-term assets | Interest rate | Fair Value Hedges
Total Derivatives
Derivative Assets		0
Other long-term assets | Interest rate | Net Investment Hedges
Total Derivatives
Derivative Assets		0
Accounts payable and other
Total Derivatives
Derivative Liabilities	(72)	(115)
Accounts payable and other | Total trading activity
Total Derivatives
Derivative Liabilities	(42)	(107)
Accounts payable and other | Cash Flow Hedges
Total Derivatives
Derivative Liabilities	(29)	(7)
Accounts payable and other | Fair Value Hedges
Total Derivatives
Derivative Liabilities		0
Accounts payable and other | Net Investment Hedges
Total Derivatives
Derivative Liabilities	(1)	(1)
Accounts payable and other | Commodities
Total Derivatives
Derivative Liabilities	(40)	(108)
Accounts payable and other | Commodities | Commodities
Total Derivatives
Derivative Liabilities	(32)	(104)
Accounts payable and other | Commodities | Cash Flow Hedges
Total Derivatives
Derivative Liabilities	(8)	(4)
Accounts payable and other | Commodities | Fair Value Hedges
Total Derivatives
Derivative Liabilities		0
Accounts payable and other | Commodities | Net Investment Hedges
Total Derivatives
Derivative Liabilities	0	0
Accounts payable and other | Foreign exchange
Total Derivatives
Derivative Liabilities	(11)	(4)
Accounts payable and other | Foreign exchange | Foreign exchange
Total Derivatives
Derivative Liabilities	(10)	(3)
Accounts payable and other | Foreign exchange | Cash Flow Hedges
Total Derivatives
Derivative Liabilities	0	0
Accounts payable and other | Foreign exchange | Fair Value Hedges
Total Derivatives
Derivative Liabilities		0
Accounts payable and other | Foreign exchange | Net Investment Hedges
Total Derivatives
Derivative Liabilities	(1)	(1)
Accounts payable and other | Interest rate
Total Derivatives
Derivative Liabilities	(21)	(3)
Accounts payable and other | Interest rate | Interest rate
Total Derivatives
Derivative Liabilities	0	0
Accounts payable and other | Interest rate | Cash Flow Hedges
Total Derivatives
Derivative Liabilities	(21)	(3)
Accounts payable and other | Interest rate | Fair Value Hedges
Total Derivatives
Derivative Liabilities		0
Accounts payable and other | Interest rate | Net Investment Hedges
Total Derivatives
Derivative Liabilities	0	0
Other long-term liabilities
Total Derivatives
Derivative Liabilities	(59)	(81)
Other long-term liabilities | Total trading activity
Total Derivatives
Derivative Liabilities	(4)	(11)
Other long-term liabilities | Cash Flow Hedges
Total Derivatives
Derivative Liabilities	(55)	(69)
Other long-term liabilities | Fair Value Hedges
Total Derivatives
Derivative Liabilities		0
Other long-term liabilities | Net Investment Hedges
Total Derivatives
Derivative Liabilities	0	(1)
Other long-term liabilities | Commodities
Total Derivatives
Derivative Liabilities	(10)	(17)
Other long-term liabilities | Commodities | Commodities
Total Derivatives
Derivative Liabilities	(4)	(11)
Other long-term liabilities | Commodities | Cash Flow Hedges
Total Derivatives
Derivative Liabilities	(6)	(6)
Other long-term liabilities | Commodities | Fair Value Hedges
Total Derivatives
Derivative Liabilities		0
Other long-term liabilities | Commodities | Net Investment Hedges
Total Derivatives
Derivative Liabilities	0	0
Other long-term liabilities | Foreign exchange
Total Derivatives
Derivative Liabilities		(1)
Other long-term liabilities | Foreign exchange | Foreign exchange
Total Derivatives
Derivative Liabilities		0
Other long-term liabilities | Foreign exchange | Cash Flow Hedges
Total Derivatives
Derivative Liabilities		0
Other long-term liabilities | Foreign exchange | Fair Value Hedges
Total Derivatives
Derivative Liabilities		0
Other long-term liabilities | Foreign exchange | Net Investment Hedges
Total Derivatives
Derivative Liabilities		(1)
Other long-term liabilities | Interest rate
Total Derivatives
Derivative Liabilities	(49)	(63)
Other long-term liabilities | Interest rate | Interest rate
Total Derivatives
Derivative Liabilities	0	0
Other long-term liabilities | Interest rate | Cash Flow Hedges
Total Derivatives
Derivative Liabilities	(49)	(63)
Other long-term liabilities | Interest rate | Fair Value Hedges
Total Derivatives
Derivative Liabilities		0
Other long-term liabilities | Interest rate | Net Investment Hedges
Total Derivatives
Derivative Liabilities	0	0
LMCI Restricted Investments
Fair value
Fair value of equity securities	736	556
Gain (Loss) on Investments, Realized and Unrealized
Net unrealized gains	130	32	11
Net realized gains/(losses)	20	60	(4)
Other Restricted Investments
Fair value
Fair value of equity securities	0	0
Gain (Loss) on Investments, Realized and Unrealized
Net unrealized gains	1	3	0
Net realized gains/(losses)	1	0	$ 0
Fixed income securities | LMCI Restricted Investments
Fair value
Maturing within 1 year	0	0
Maturing within 1-5 years	0	26
Maturing within 5-10 years	985	801
Maturing after 10 years	85	61
Fair value of securities	1,806	1,444
Fixed income securities | Other Restricted Investments
Fair value
Maturing within 1 year	17	6
Maturing within 1-5 years	66	100
Maturing within 5-10 years	0	0
Maturing after 10 years	0	0
Fair value of securities	$ 83	$ 106